1933 Act File No.	33-31602
1940 Act File No.	811-5950

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	211

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	213

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

Peter J. Germain, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
	on	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	On	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money Market Obligations Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 13th day of October, 2017.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	October 13, 2017
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Thomas R. Donahue*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney

Federated Capital Reserves Fund

Federated Government Reserves Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Class P Shares

Federated Institutional Prime 60 Day Fund

Institutional Shares

Service Shares

Premier Shares

Federated Government Obligations Fund

Class R Shares

Institutional Shares

Service Shares

Administrative Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

Premier Shares

Advisor Shares

Federated Government Obligations Tax-Managed Fund

Automated Shares

Institutional Shares

Service Shares

Federated Institutional Money Market Management

Institutional Shares

Service Shares

Capital Shares

Eagle Shares

Federated Municipal Obligations Fund

Automated Shares

Investment Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Federated Prime Cash Obligations Fund

Advisor Shares

Automated Shares

Class R Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

Federated Institutional Prime Obligations Fund

Automated Shares

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Tax-Free Obligations Fund

Advisor Shares

Wealth Shares

Service Shares

Federated Treasury Obligations Fund

Automated Shares

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Trust for U.S. Treasury Obligations

Institutional Shares

Cash II Shares

Cash Series Shares

Portfolios and Classes of Money Market Obligations Trust

Post-Effective Amendment No. 211

This Post-Effective Amendment is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the Risk/Return Summaries of the above-named Funds and Classes filed as part of Post-Effective Amendment No. 210 on September 27, 2017. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds, and should be used in conjunction with the complete prospectuses for the Funds.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE